Intangible Assets - Summary of Changes in Cost, Accumulated Amortization and Impairment Losses of Intangible Assets (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statements [Line Items]
Opening Balance	¥ 1,363,266
Closing Balance	1,392,755	¥ 1,363,266
Capitalized development costs [Member]
Statements [Line Items]
Opening Balance	582,606
Closing Balance	523,437	582,606
Gross carrying amount [Member]
Statements [Line Items]
Opening Balance	2,270,435	2,198,228
Additions	102,039	60,914
Internally developed	322,812	300,775
Sales or disposal	(298,378)	(257,018)
Foreign currency translation adjustments	35,631	(5,414)
Other	(59,730)	(27,050)
Closing Balance	2,372,808	2,270,435
Gross carrying amount [Member] | Capitalized development costs [Member]
Statements [Line Items]
Opening Balance	1,066,981	1,058,334
Additions	0	0
Internally developed	106,751	111,546
Sales or disposal	(149,833)	(98,495)
Foreign currency translation adjustments	3,093	(564)
Other	(40,490)	(3,839)
Closing Balance	986,503	1,066,981
Gross carrying amount [Member] | Software and other [Member]
Statements [Line Items]
Opening Balance	1,203,454	1,139,895
Additions	102,039	60,914
Internally developed	216,060	189,229
Sales or disposal	(148,545)	(158,523)
Foreign currency translation adjustments	32,538	(4,850)
Other	(19,240)	(23,210)
Closing Balance	1,386,306	1,203,454
Accumulated depreciation, amortization [Member]
Statements [Line Items]
Opening Balance	(907,169)	(842,902)
Amortization	(329,643)	(307,700)
Sales or disposal	249,100	242,919
Foreign currency translation adjustments	(17,198)	2,577
Other	24,857	(2,062)
Closing Balance	(980,053)	(907,169)
Accumulated depreciation, amortization [Member] | Capitalized development costs [Member]
Statements [Line Items]
Opening Balance	(484,375)	(419,997)
Amortization	(151,780)	(162,068)
Sales or disposal	149,833	98,495
Foreign currency translation adjustments	0	0
Other	23,257	805
Closing Balance	(463,066)	(484,375)
Accumulated depreciation, amortization [Member] | Software and other [Member]
Statements [Line Items]
Opening Balance	(422,794)	(422,905)
Amortization	(177,862)	(145,632)
Sales or disposal	99,267	144,423
Foreign currency translation adjustments	(17,198)	2,577
Other	1,600	(1,257)
Closing Balance	¥ (516,987)	¥ (422,794)